Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member] [1]	Share capital [member] BHP Group Plc [member] [1]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member] [1]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2021	$ 55,605	$ 1,111	$ 1,057	$ (32)	$ (1)	$ 2,350	$ 46,779	$ 51,264	$ 4,341
Total comprehensive income	10,486					(16)	9,439	9,423	1,063
Transactions with owners:
BHP Group Limited shares issued		172		(172)
Purchase of shares by ESOP Trusts	(1)				(1)			(1)
Employee share awards exercised net of employee contributions net of tax				197	2	(124)	(75)
Vested employee share awards that have lapsed, been cancelled or forfeited						(4)	4
Accrued employee entitlement for unexercised awards net of tax	67					67		67
Dividends	(11,392)						(10,119)	(10,119)	(1,273)
Equity contributed net of tax	157					153		153	4
Balance at Dec. 31, 2021	54,922	1,283	1,057	(7)		2,426	46,028	50,787	4,135
Balance at Jun. 30, 2021	55,605	1,111	$ 1,057	(32)	$ (1)	2,350	46,779	51,264	4,341
Total comprehensive income	32,980
Balance at Jun. 30, 2022	48,766	4,638		(31)		12	40,338	44,957	3,809
Total comprehensive income	7,108					(24)	6,463	6,439	669
Transactions with owners:
BHP Group Limited shares issued		99		(99)
Purchase of shares by ESOP Trusts	(1)			(1)				(1)
Employee share awards exercised net of employee contributions net of tax				111		(80)	(31)
Accrued employee entitlement for unexercised awards net of tax	64					64		64
Dividends	(9,385)						(8,858)	(8,858)	(527)
Balance at Dec. 31, 2022	$ 46,552	$ 4,737		$ (20)		$ (28)	$ 37,912	$ 42,601	$ 3,951

[1]	As a result of the corporate structure unification on 31 January 2022, 2,112,071,796 fully paid ordinary shares in BHP Group Limited were issued to BHP Group Plc shareholders in a one for one exchange of their BHP Group Plc ordinary shares, resulting in BHP Group Limited becoming the sole parent of the Group with a single set of shareholders. This resulted in an increase in BHP Group Limited share capital, reduction of BHP Group Plc share capital to US$ nil and a reduction of the Group’s reserve balances.